UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06403

MORGAN STANLEY EMERGING MARKETS FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	9/30/09

Item 1. Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Emerging Markets Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
COMMON STOCKS (95.3%) (Unless Otherwise Noted)
Brazil (12.2%)
Beverages
Cia de Bebidas das Americas (Preference) ADR	24,800	$2,040

Commercial Banks
Banco Bradesco S.A. ADR	47,700	949
Banco Bradesco S.A. (Preference)	33,000	658
Banco Nacional S.A. (Preference) (a)(b)(c)	61,598,720	—
Itau Unibanco Holding S.A.	65,060	1,315
Itau Unibanco Holding S.A. (Preference) ADR	232,663	4,688
		7,610
Diversified Financial Services
BM&F Bovespa S.A.	284,700	2,104

Food Products
BRF-Brasil Foods S.A. (c)	82,661	2,193

Household Durables
MRV Engenharia e Participacoes S.A.	58,100	1,127
PDG Realty S.A. Empreendimentos e Participacoes	130,600	1,084
		2,211
Information Technology Services
Companhia Brasileira de Meios de Pagamento	116,100	1,150

Media
NET Servicos de Comunicacao S.A. (Preference) (c)	94,942	1,103

Metals & Mining
Vale S.A. (Preference), Class A	17,252	357
Vale S.A. (Preference) ADR	232,588	4,770
		5,127
Oil, Gas & Consumable Fuels
Petroleo Brasileiro S.A. ADR	26,926	1,058
Petroleo Brasileiro S.A. (Preference)	201,132	3,961
		5,019
Specialty Retail
Ultrapar Participacoes S.A. (Preference)	23,140	930
		29,487
China/Hong Kong (17.8%)
Automobiles
Dongfeng Motor Group Co., Ltd., Class H	1,976,000	2,101

Commercial Banks
Bank of China Ltd., Class H	6,004,000	3,161
China Citic Bank, Class H	2,119,000	1,397
China Construction Bank Corp., Class H	4,741,000	3,787
Industrial & Commercial Bank of China, Class H	5,402,000	4,070
		12,415
Communications Equipment
BYD Electronic International Co., Ltd. (c)	756,000	422

Construction & Engineering
China Railway Construction Corp. Ltd., Class H	249,500	332

Construction Materials
Anhui Conch Cement Co., Ltd., Class H	221,000	1,473
China Resources Cement Holdings Ltd., Class H (c)	134,000	68
		1,541
Diversified Telecommunication Services
China Communications Services Corp., Ltd., Class H	946,000	518

Energy Equipment & Services
China Oilfield Services Ltd., Class H	782,000	730

Health Care Providers & Services
Sinopharm Group Co., Class H (c)	32,400	82

Hotels, Restaurants & Leisure
Wynn Macau Ltd., Class H (c)	351,200	461

Independent Power Producers & Energy Traders
China Resources Power Holdings Co., Ltd.	498,300	1,159
Datang International Power Generation Co., Ltd., Class H	1,082,000	565
		1,724
Industrial Conglomerates
Beijing Enterprises Holdings Ltd.	245,000	1,298
Shanghai Industrial Holdings Ltd.	469,000	2,115
		3,413

Morgan Stanley Emerging Markets Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
China/Hong Kong (cont'd)
Insurance
China Life Insurance Co., Ltd., Class H	710,000	$3,092
Ping An Insurance Group Co. of China Ltd., Class H	231,000	1,833
		4,925
Metals & Mining
China Zhongwang Holdings Ltd. (c)	1,489,600	1,464
Fushan International Energy Group Ltd., Class H (c)	1,286,000	863
		2,327
Oil, Gas & Consumable Fuels
PetroChina Co., Ltd., Class H	3,070,000	3,470

Real Estate Management & Development
China Resources Land Ltd.	272,000	596
Shimao Property Holdings Ltd.	309,500	525
		1,121
Specialty Retail
Belle International Holdings Ltd.	1,044,000	1,072
GOME Electrical Appliances Holdings Ltd. (c)	8,749,500	2,337
		3,409
Textiles, Apparel & Luxury Goods
China Dongxiang Group Co., Class H	704,700	470

Wireless Telecommunication Services
China Mobile Ltd.	361,000	3,522
		42,983
Czech Republic (1.8%)
Commercial Banks
Komercni Banka A.S.	11,224	2,238

Diversified Telecommunication Services
Telefonica O2 Czech Republic A.S.	32,764	811

Electric Utilities
CEZ A.S.	23,108	1,233
		4,282
Hungary (1.5%)
Commercial Banks
OTP Bank plc (c)	33,916	968

Oil, Gas & Consumable Fuels
MOL Hungarian Oil and Gas NyRt (c)	16,210	1,353

Pharmaceuticals
Richter Gedeon Nyrt	6,840	1,416
		3,737
India (9.0%)
Automobiles
Hero Honda Motors Ltd.	55,647	1,934
Maruti Suzuki India Ltd.	19,873	703
		2,637
Chemicals
Asian Paints Ltd.	14,087	412

Commercial Banks
HDFC Bank Ltd.	98,369	3,375
IndusInd Bank Ltd.	288,400	693
Union Bank of India (b)	158,032	789
		4,857
Construction & Engineering
Hindustan Construction Co.	236,374	645

Electrical Equipment
Bharat Heavy Electricals Ltd.	40,762	1,973

Food Products
Nestle India Ltd.	5,825	275

Household Products
Godrej Consumer Products Ltd.	65,200	330
Hindustan Unilever Ltd.	131,591	719
		1,049
Independent Power Producers & Energy Traders
GVK Power & Infrastructure Ltd. (c)	899,359	868

Industrial Conglomerates
Jaiprakash Associates Ltd.	291,844	1,441

Information Technology Services
Infosys Technologies Ltd.	66,103	3,169
Wipro Ltd.	39,942	500
		3,669
Media
Deccan Chronicle Holdings Ltd.	124,500	327

Oil, Gas & Consumable Fuels
Hindustan Petroleum Corp. Ltd.	96,071	803

Personal Products
Colgate-Palmolive India Ltd.	27,669	364
Marico Ltd.	188,200	350
		714
Pharmaceuticals
Glenmark Pharmaceuticals Ltd.	103,000	510

Real Estate Management & Development
DLF Ltd.	54,300	494
Unitech Ltd.	305,354	682
		1,176
Tobacco
ITC Ltd.	77,500	375
		21,731

Morgan Stanley Emerging Markets Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
Indonesia (3.7%)
Automobiles
Astra International Tbk PT	437,100	$1,508

Commercial Banks
Bank Central Asia Tbk PT	3,473,000	1,662
Bank Mandiri Tbk PT	2,272,500	1,105
Bank Rakyat Indonesia Tbk PT	1,536,500	1,192
		3,959
Construction Materials
Indocement Tunggal Prakarsa Tbk PT	465,000	510

Diversified Telecommunication Services
Telekomunikasi Indonesia Tbk PT	1,194,000	1,069

Food Products
Indofood Sukses Makmur Tbk PT	1,238,500	388

Gas Utilities
Perusahaan Gas Negara PT	2,185,500	825

Oil, Gas & Consumable Fuels
Bumi Resources Tbk PT	2,167,000	723
		8,982
Israel (1.3%)
Aerospace & Defense
Elbit Systems Ltd.	1	—	@

Pharmaceuticals
Teva Pharmaceutical Industries Ltd. ADR	40,839	2,065

Software
Check Point Software Technologies (c)	34,892	989
		3,054
Malaysia (0.8%)
Commercial Banks
CIMB Group Holdings Bhd	290,600	932

Electric Utilities
Tenaga Nasional Bhd	263,500	624

Wireless Telecommunication Services
Digi.com Bhd	80,200	496
		2,052
Mexico (3.6%)
Commercial Banks
Grupo Financiero Banorte S.A.B. de C.V., Class O	652,000	2,182

Household Durables
Desarrolladora Homex S.A.B. de C.V. ADR (c)	8,567	324

Media
Grupo Televisa S.A. ADR	94,700	1,760

Wireless Telecommunication Services
America Movil S.A.B. de C.V., Class L ADR	104,412	4,576
		8,842
Philippines (0.2%)
Diversified Financial Services
Metro Pacific Investments Corp. (c)	8,152,000	571

Poland (3.1%)
Commercial Banks
Bank Handlowy w Warszawie S.A. (c)	33,661	744
Bank Pekao S.A. (c)	38,179	2,022
Bank Zachodni WBK S.A. (c)	19,963	1,043
Powszechna Kasa Oszczednosci Bank Polski S.A.	150,977	1,765
		5,574
Diversified Telecommunication Services
Telekomunikacja Polska S.A.	194,476	1,071

Media
Cyfrowy Polsat S.A.	74,490	386

Oil, Gas & Consumable Fuels
Polskie Gornictwo Naftowe I Gazownictwo S.A.	393,358	493
		7,524
Russia (4.5%)
Commercial Banks
Sberbank	624,350	1,242

Diversified Telecommunication Services
Vimpel-Communications OJSC ADR (c)	87,419	1,635

Electric Utilities
RusHydro (c)	6,405,171	224
RusHydro ADR (c)	139,437	478
		702
Food & Staples Retailing
X5 Retail Group N.V. GDR (c)	54,079	1,314

Food Products
Wimm-Bill-Dann Foods OJSC ADR (c)	13,354	955

Metals & Mining
Polyus Gold Co. ADR	34,591	789

Oil, Gas & Consumable Fuels
LUKOIL OAO ADR	50,210	2,722
Rosneft Oil Co. GDR	199,365	1,499
		4,221

Morgan Stanley Emerging Markets Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
Russia (cont'd)
Paper & Forest Products
Alliance Cellulose Ltd., Class B (a)(b)(c)	156,075	$—
		10,858
South Africa (7.0%)
Beverages
SABMiller plc	105,934	2,545

Distributors
Imperial Holdings Ltd.	77,800	827

Diversified Financial Services
African Bank Investments Ltd.	263,445	1,034

Food Products
Tiger Brands Ltd.	45,801	918

Media
Naspers Ltd., Class N	88,930	3,038

Metals & Mining
Anglo Platinum Ltd. (c)	13,329	1,184
AngloGold Ashanti Ltd.	16,955	681
Harmony Gold Mining Co., Ltd.	42,100	448
Impala Platinum Holdings Ltd.	89,600	2,087
		4,400
Specialty Retail
Mr. Price Group Ltd.	177,613	804

Wireless Telecommunication Services
MTN Group Ltd.	207,666	3,377
		16,943
South Korea (13.6%)
Automobiles
Hyundai Motor Co.	8,522	806

Chemicals
Cheil Industries, Inc.	19,942	865
LG Chem Ltd.	14,250	2,649
OCI Co., Ltd.	5,414	1,213
SSCP Co., Ltd. (c)	40,153	296
		5,023
Commercial Banks
Hana Financial Group, Inc.	29,070	1,002
KB Financial Group, Inc. (c)	39,928	2,050
Shinhan Financial Group Co., Ltd. (c)	71,256	2,842
		5,894
Construction & Engineering
Hyundai Engineering & Construction Co., Ltd.	19,637	1,067

Diversified Telecommunication Services
LG Dacom Corp.	8,480	144

Electronic Equipment, Instruments & Components
LG Display Co., Ltd.	19,400	558

Morgan Stanley Emerging Markets Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
South Korea (cont'd)
Food & Staples Retailing
Shinsegae Co., Ltd.	2,917	$1,473

Household Durables
LG Electronics, Inc.	6,718	715
Woongjin Coway Co., Ltd.	55,057	1,769
		2,484
Industrial Conglomerates
LG Corp.	10,516	705

Insurance
Samsung Fire & Marine Insurance Co., Ltd.	6,872	1,406

Internet Software & Services
NHN Corp. (c)	11,667	1,718

Marine
Hanjin Shipping Co., Ltd.	18,680	326

Media
Cheil Worldwide, Inc.	4,444	1,096

Personal Products
Amorepacific Corp.	1,429	1,024

Semiconductors & Semiconductor Equipment
Samsung Electronics Co., Ltd.	10,906	7,544
Samsung Electronics Co., Ltd. (Preference)	3,660	1,531
		9,075
Wireless Telecommunication Services
SK Telecom Co., Ltd.	544	84
		32,883
Taiwan (9.8%)
Capital Markets
Yuanta Financial Holding Co., Ltd.	2,086,000	1,563

Chemicals
Taiwan Fertilizer Co., Ltd.	359,000	1,299

Commercial Banks
Taishin Financial Holding Co., Ltd. (c)	3,065,000	1,351

Computers & Peripherals
Acer, Inc.	468,175	1,209
High Tech Computer Corp.	43,950	488
Wistron Corp.	891,803	1,679
Wistron Corp. GDR	9,060	168
		3,544
Diversified Financial Services
Fubon Financial Holding Co., Ltd. (c)	1,148,000	1,312

Morgan Stanley Emerging Markets Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
Taiwan (cont'd)
Electronic Equipment, Instruments & Components
AU Optronics Corp.	1,515,130	$1,490
HON HAI Precision Industry Co., Ltd.	1,116,765	4,535
		6,025
Insurance
Cathay Financial Holding Co., Ltd. (c)	1,464,150	2,461

Metals & Mining
China Steel Corp.	1,367,000	1,286

Semiconductors & Semiconductor Equipment
Siliconware Precision Industries Co.	674,000	963
Taiwan Semiconductor Manufacturing Co., Ltd.	1,903,455	3,864
		4,827
		23,668
Thailand (2.4%)
Commercial Banks
Bangkok Bank PCL	6,000	22
Bangkok Bank PCL NVDR	416,800	1,509
Kasikornbank PCL (Foreign)	452,100	1,191
Kasikornbank PCL NVDR	280,700	693
Siam Commercial Bank PCL (Foreign)	368,600	938
		4,353
Construction Materials
Siam Cement PCL NVDR	72,800	484

Oil, Gas & Consumable Fuels
PTT Exploration & Production PCL (Foreign)	132,400	572
PTT PCL (Foreign)	60,800	477
		1,049
		5,886
Turkey (3.0%)
Beverages
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	87,693	957

Commercial Banks
Akbank T.A.S.	186,410	1,080
Turkiye Garanti Bankasi A.S.	517,171	1,952
Turkiye Halk Bankasi A.S.	136,516	810
Turkiye Is Bankasi, Class C	208,130	813
		4,655
Diversified Financial Services
Haci Omer Sabanci Holding A.S.	80,539	312

Morgan Stanley Emerging Markets Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares		Value (000)
Turkey (cont'd)
Diversified Telecommunication Services
Turk Telekomunikasyon A.S.	136,548		$411

Wireless Telecommunication Services
Turkcell Iletisim Hizmet A.S.	123,222		880
			7,215
TOTAL COMMON STOCKS (Cost $183,197)			230,698

	Face Amount (000)
DEBT INSTRUMENT (0.0%)
India (0.0%)
Metals & Mining
Shri Ishar Alloy Steels Ltd., Zero Coupon, (expired maturity)(a)(b) (Cost $408)	INR	581	—

	Shares
INVESTMENT COMPANY (1.1%)
India (1.1%)
Diversified Financial Services
Morgan Stanley Growth Fund (c)(d) (Cost $440)	2,450,493		2,777

SHORT-TERM INVESTMENT (3.4%)
United States (3.4%)
Investment Company
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (d) (Cost $8,137)	8,136,600		8,137
TOTAL INVESTMENTS (99.8%) (Cost $192,182) +			241,612
OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)			371
NET ASSETS (100%)			$241,983

(a)	Security has been deemed illiquid at September 30, 2009.
(b)

At September 30, 2009, the Fund held approximately $789,000 of fair valued securities, representing 0.3% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(c)	Non-income producing security.
(d)

The Fund invests in the Morgan Stanley Growth Fund, an open-end management investment company advised by an affiliate of the Adviser. The Morgan Stanley Growth Fund has a cost basis of approximately $440,000 at September 30, 2009. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Morgan Stanley Growth Fund. For the period ended September 30, 2009, advisory fees paid were reduced by approximately $6,000 relating to the Fund’s investment in the Morgan Stanley Growth Fund. For the period ended September 30, 2009, the Fund had no purchases or sales of the security. The Fund invests in the Morgan Stanley Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2009, advisory fees paid were reduced by approximately $11,000 relating to the Fund’s investment in the Liquidity Fund. For the same period, income distributions earned by the Fund were recorded as dividends from affiliates and totaled approximately $11,000. For the period ended September 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $43,876,000 and $43,350,000, respectively.

@	Value is less than $500.
+

At September 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $192,182,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $49,430,000 of which $61,327,000 related to appreciated securities and $11,897,000 related to depreciated securities.

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
NVDR	—	Non-Voting Depositary Receipt

Foreign Currency Exchange Contracts Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
HKD	437	$56	10/1/09	USD	56	$56	$—	@
IDR	128,401	13	10/1/09	USD	13	13	—	@
IDR	124,202	13	10/1/09	USD	13	13	—	@
IDR	113,922	12	10/1/09	USD	12	12	—	@
INR	5,798	121	10/1/09	USD	121	121	—	@
USD	68	68	10/6/09	HKD	528	68	—	@
USD	27	27	10/1/09	IDR	258,492	27	—	@
USD	15	15	10/2/09	IDR	149,790	15	—	@
USD	68	68	10/2/09	ZAR	500	67	(1)
USD	5	5	10/6/09	ZAR	38	5	—	@
ZAR	75	10	10/1/09	USD	10	10	—	@

Morgan Stanley Emerging Markets Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

Foreign Currency Exchange Contracts Information: (cont’d)

The Fund had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
ZAR	247	$32	10/5/09	USD	33	$33	$1
		$440				$440	$—	@

HKD	—	Hong Kong Dollar
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
USD	—	United States Dollar
ZAR	—	South African Rand

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009. (See Notes to Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	@	$—	$—		$—	@
Automobiles	7,052		—	—		7,052
Beverages	5,542		—	—		5,542
Capital Markets	1,563		—	—		1,563
Chemicals	6,734		—	—		6,734
Commercial Banks	57,441		789	—	**	58,230
Communications Equipment	422		—	—		422
Computers & Peripherals	3,544		—	—		3,544
Construction & Engineering	2,044		—	—		2,044
Construction Materials	2,535		—	—		2,535
Distributors	827		—	—		827
Diversified Financial Services	5,333		—	—		5,333
Diversified Telecommunication Services	5,659		—	—		5,659
Electric Utilities	2,559		—	—		2,559
Electrical Equipment	1,973		—	—		1,973
Electronic Equipment, Instruments & Components	6,583		—	—		6,583
Energy Equipment & Services	730		—	—		730
Food & Staples Retailing	2,787		—	—		2,787
Food Products	4,729		—	—		4,729
Gas Utilities	825		—	—		825
Health Care Providers & Services	82		—	—		82
Hotels, Restaurants & Leisure	461		—	—		461
Household Durables	5,019		—	—		5,019
Household Products	1,049		—	—		1,049
Independent Power Producers & Energy Traders	2,592		—	—		2,592
Industrial Conglomerates	5,559		—	—		5,559
Information Technology Services	4,819		—	—		4,819
Insurance	8,792		—	—		8,792
Internet Software & Services	1,718		—	—		1,718
Marine	326		—	—		326
Media	7,710		—	—		7,710
Metals & Mining	13,929		—	—		13,929
Oil, Gas & Consumable Fuels	17,131		—	—		17,131

Morgan Stanley Emerging Markets Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

Fair Value Measurement Information: (cont’d)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets: (cont’d)
Common Stocks (cont’d)
Paper & Forest Products	$—	$—	$—	**	$—	**
Personal Products	1,738	—	—		1,738
Pharmaceuticals	3,991	—	—		3,991
Real Estate Management & Development	2,297	—	—		2,297
Semiconductors & Semiconductor Equipment	13,902	—	—		13,902
Software	989	—	—		989
Specialty Retail	5,143	—	—		5,143
Textiles, Apparel & Luxury Goods	470	—	—		470
Tobacco	375	—	—		375
Wireless Telecommunication Services	12,935	—	—		12,935
Total Common Stocks	229,909	789	—	**	230,698
Debt Instruments
Metals & Mining	—	—	—	**	—	**
Forward Currency Contracts	—	1	—		1
Investment Companies	2,777	—	—		2,777
Short-Term Investment
Investment Company	8,137	—	—		8,137
Total Assets	240,823	790	—	**	241,613

Liabilities:
Forward Currency Contracts	—	1	—		1
Total Liabilities	—	1	—		1
Total	$240,823	$789	$—	**	$241,612

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Common Stocks (000)		Debt Instrument (000)
Balance as of 12/31/08	$—	**	$—	**
Accrued discounts/premiums	—		—
Realized gain (loss)	—		—
Change in unrealized appreciation (depreciation)	—		—
Net purchases (sales)	—		—
Net transfers in and/or out of Level 3	—		—
Balance as of 9/30/09	$—	**	$—	**
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 9/30/09.	$—		$—

**     Includes securities which are valued at zero.

Notes to Portfolio of Investments (unaudited)

In accordance with FASB ASC 820 “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as SFAS 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 –     quoted prices in active markets for identical investments

• Level 2 –               other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –               significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Valuation: Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2. Controls and Procedures.

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Emerging Markets Fund, Inc.
By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	November 19, 2009

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 19, 2009